Northern Lights Variable Trust

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

JNF SSGA Retirement Income Portfolio

Incorporated herein by reference is the definitive version of the supplement for JNF SSGA Sector Rotation Portfolio, JNF SSGA Tactical Allocation Portfolio, and JNF SSGA Retirement Income Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 19, 2015, (SEC Accession No. 0001580642-15-002735).